Artisan Small Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended	164 Months Ended	369 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				8.43%		10.21%	9.07%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				9.28%		10.57%	7.94%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		8.29%	(2.69%)		10.42%		9.07%
Performance Inception Date	Mar. 28, 1995
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	(3.78%)		8.62%		7.85%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.35%	(2.01%)		8.24%		7.52%
Investor | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		9.62%
Investor | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%		9.57%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	(2.55%)	10.70%
Performance Inception Date	Feb. 01, 2017
Advisor | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%
Advisor | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		8.57%	(2.47%)		10.66%	11.02%
Performance Inception Date	May 07, 2012
Institutional | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		9.62%
Institutional | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%		9.57%